Revenue (Deferred Commission Costs Assets) (Details) $ in Millions, $ in Millions	3 Months Ended
	Feb. 28, 2021 CAD ($)	Feb. 28, 2021 CAD ($)	Aug. 31, 2020 CAD ($)	Aug. 31, 2020 USD ($)
Disclosure Of Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Line Items]
Ending balance	$ 63
Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Abstract]
Balance	63	$ 63	$ 61
Costs to obtain contracts with customers [member]
Disclosure Of Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Line Items]
Additions to deferred commission cost assets	39
Amortization recognized on deferred commission cost assets	41
Ending balance	96
Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Abstract]
Current		63	61
Long-term		33	37
Balance	$ 96	$ 96	$ 98	$ 98